PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Jun. 15, 2022	Apr. 30, 2021
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization		$ 427,422	$ 583,369
Land	$ 3,675,000
Loans Assumed		27,000,000.0
American Pacific Bancorp Inc [Member]
Property, Plant and Equipment [Line Items]
Loans Payable				$ 5,700,000
Decentralized Sharing Systems Inc [Member]
Property, Plant and Equipment [Line Items]
Loans Payable					$ 30,000,000.0
Liabilities Assumed		7,240,000
Supplemental Deferred Purchase Price		$ 240,000
Loan Agreement [Member] | American Pacific Bancorp Inc [Member]
Property, Plant and Equipment [Line Items]
Loans Payable				$ 5,700,000
Building [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Buildings	$ 8,942,640